Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 8,195,770	$ (22,738,683)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	26,683	4
Loss on disposal of equipment
Gain on disposal of subsidiaries	(23,473,558)	(67,501)
Deferred taxes
Changes in operating assets and liabilities:
Accounts receivable	2,353,215	(2,297,781)
Notes receivable
Inventories	(337,852)	(734,205)
Prepaid expenses and other current assets	21,233,158	3,631,065
Other assets	4,083,015	266,671
Accounts payable	(3,628,178)	1,243,710
Other payables and accrued liabilities	(12,008,834)	(491,766)
Income taxes payable		(1,973)
Net cash used in operating activities from continuing operations	(3,556,581)	(21,190,459)
Net cash (used in) provided by operating activities from discontinued operations	(8,149,047)	13,006,596
Net cash used in operating activities	(11,705,628)	(8,183,863)
Cash Flows from Investing Activities:
Proceeds from disposal of subsidiaries	11,155,338
Net cash provided by investing activities from continuing operations	11,155,338
Net cash used in investing activities from discontinued operations		(84,912)
Net cash provided by (used in) investing activities	11,155,338	(84,912)
Cash Flows from Financing Activities:
Net cash provided by financing activities from continuing operations
Net cash provided by financing activities from discontinued operations		1,598,574
Net cash provided by financing activities		1,598,574
Effect of exchange rate changes on cash and cash equivalents	(1,768,661)	(1,811,034)
Net decrease in cash and cash equivalents	(2,318,951)	(8,481,235)
Cash and cash equivalents at the beginning of period	3,355,487	19,733,631
Cash and cash equivalents at the end of period	1,036,536	11,252,396
Supplemental disclosures of cash flows information:
Cash paid for income taxes
Cash paid for interest expense